Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventories write downs	$ 12,298	$ 23,342	$ 9,785